Annual Total Returns[BarChart] - Large-Cap Value ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.66%	(2.28%)	15.43%	29.63%	10.23%	(4.72%)	15.29%	13.25%	(10.38%)	29.32%